UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2020 to November 30, 2020

Commission File Number of issuing entity: 333-224598-01

Central Index Key Number of issuing entity: 0001754377

VERIZON OWNER TRUST 2018-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2018-A for the distribution period commencing on November 1, 2020 and ending on November 30, 2020 is set forth in the monthly investor report relating to the December 21, 2020 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2018-A for the distribution period commencing on November 1, 2020 and ending on November 30, 2020. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 3, 2020 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2018-A.

The revolving period ended and the amortization period began for Verizon Owner Trust 2018-A on November 20, 2020. The final acquisition of receivables by Verizon Owner Trust 2018-A occurred on October 20, 2020, and the receivables acquired on such date had a cut-off date as of the end of the calendar day on September 30, 2020 (the “final cutoff date”).

All of the receivables acquired by Verizon Owner Trust 2018-A during the period beginning on January 1, 2020 and ending on (and including) October 20, 2020 (the “2020 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2020 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated October 2, 2018 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2020 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2018-A on such date. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2020 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2020 Additional Receivables) (which are collectively referred to as the “Receivables”) as of the final cutoff date. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date unless otherwise stated.

Number of Receivables	5,098,840
Number of accounts	4,558,017
Aggregate original principal balance	$3,759,290,909.17
Aggregate principal balance	$1,897,925,137.95
Principal balance
Minimum	$0.01
Maximum	$1,999.99
Average	$372.23
Average monthly payment	$30.71
Weighted average remaining installments (in months)(1)	14.61
Weighted average FICO® Score(1)(2)(3)	704
Percentage of Receivables with obligors without a FICO® Score(3)	4.31%
Percentage of Receivables with obligors with a down payment(4)	7.40%
Percentage of Receivables with obligors with smart phones	93.25%
Percentage of Receivables with obligors with other wireless devices	6.75%
Percentage of Receivables with obligors with upgrade eligibility(5)	52.01%
Percentage of Receivables with device insurance	38.47%
Percentage of Receivables with account level device insurance(6)	27.33%
Geographic concentration (Top 3 States)(7)
California	10.17%
New York	6.16%
Texas	5.99%
Weighted average customer tenure (in months)(1)(8)	102
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 24 month original term	100.00%
Percentage of Receivables with 6 month original term	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	11.71%
Secured Receivables	88.29%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current Annual Upgrade Program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	503,373	$193,020,649.14	10.17%
New York	309,092	116,975,081.56	6.16
Texas	287,922	113,708,241.89	5.99
Florida	274,613	105,575,138.98	5.56
Ohio	244,862	85,962,688.60	4.53
North Carolina	230,433	85,562,132.50	4.51
Pennsylvania	205,549	73,240,171.45	3.86
Georgia	188,808	72,257,433.04	3.81
New Jersey	182,899	66,741,069.04	3.52
Michigan	181,596	64,729,920.34	3.41
Virginia	165,097	61,298,495.87	3.23
Illinois	167,144	61,252,878.35	3.23
All other	2,157,452	797,601,237.19	42.02

Total	5,098,840	$1,897,925,137.95	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of the final cutoff date based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Portfolio(2)
No FICO® Score(3)	233,535	$81,774,291.40	4.31%	4.57%
250 - 599	806,562	333,523,773.91	17.57	18.68
600 - 649	537,704	214,133,496.60	11.28	11.86
650 - 699	662,743	256,083,658.91	13.49	13.66
700 - 749	768,510	287,006,434.02	15.12	14.71
750 or greater	2,089,786	725,403,483.11	38.22	36.52

Total	5,098,840	$1,897,925,137.95	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan portfolio as of the final cutoff date.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	719,643	$265,482,798.80	13.99%
7 months to less than 12 months	80,815	30,284,780.03	1.60
12 months to less than 24 months	279,476	116,046,992.92	6.11
24 months to less than 36 months	288,273	118,158,558.70	6.23
36 months to less than 48 months	257,552	99,192,386.95	5.23
48 months to less than 60 months	263,635	98,579,507.86	5.19
60 months or greater	3,209,446	1,170,180,112.69	61.66

Total	5,098,840	$1,897,925,137.95	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	609,727	$79,584,079.48	4.19%
$15.01 - $20.00	505,974	124,492,345.83	6.56
$20.01 - $25.00	578,687	165,436,967.38	8.72
$25.01 - $30.00	664,732	271,619,262.29	14.31
$30.01 - $35.00	1,018,460	327,200,841.18	17.24
$35.01 - $40.00	456,760	185,340,770.93	9.77
$40.01 - $45.00	454,191	207,192,770.27	10.92
Greater than $45.00	810,309	537,058,100.59	28.30

Total	5,098,840	$1,897,925,137.95	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	18,427	$13,167,986.08	0.69%
23 months	99,667	69,775,116.21	3.68
22 months	138,528	93,508,355.79	4.93
21 months	222,557	146,457,481.48	7.72
20 months	158,170	99,771,520.98	5.26
19 months	133,632	79,817,320.44	4.21
18 months	148,095	87,955,061.78	4.63
17 months	223,427	123,034,555.19	6.48
16 months	242,121	122,039,059.18	6.43
15 months	381,538	179,812,126.13	9.47
14 months	371,317	163,325,086.84	8.61
13 months	256,214	108,195,735.81	5.70
12 months	315,963	125,969,186.81	6.64
11 months	296,562	104,889,057.27	5.53
10 months	199,992	63,969,388.81	3.37
9 months	174,432	50,597,201.38	2.67
8 months	213,207	56,528,676.41	2.98
7 months	204,814	48,970,369.82	2.58
6 months	169,109	35,633,427.93	1.88
5 months	166,230	30,493,082.30	1.61
4 months	169,184	25,105,952.36	1.32
3 months	195,739	22,811,950.39	1.20
2 months	240,039	21,127,030.55	1.11
1 month	205,766	11,949,445.84	0.63
0 months	154,110	13,020,962.17	0.69

Total	5,098,840	$1,897,925,137.95	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	2,482,189	$964,719,010.58	50.83%
ACH	1,129,769	405,076,100.43	21.34
Direct Debit	1,172,100	434,103,532.05	22.87
Check	265,478	74,933,515.15	3.95
Cash or Other(1)	49,304	19,092,979.74	1.01

Total	5,098,840	$1,897,925,137.95	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

The Receivables satisfied the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” as of the final cutoff date. The following table shows the statistics relevant to the Pool Composition Tests for the Receivables as of the final cutoff date. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date, unless otherwise stated.

Weighted average FICO® Score(1)(2)(3)	704
Percentage of Receivables with obligors without a FICO® Score(3)	4.31%
Percentage of Receivables with obligors with:
Less than 12 months of customer tenure with Verizon Wireless(4)	15.58%
7 months or more, but less than 24 months of customer tenure with Verizon Wireless(4)	7.71%
60 months or more of customer tenure with Verizon Wireless(4)	61.66%
Percentage of Receivables with obligors (i) for whom FICO® Scores are not available or (ii) that have FICO® Scores below 650 and with:
Less than 12 months of customer tenure with Verizon Wireless(3)(4)	7.46%
12 months or more, but less than 60 months of customer tenure with Verizon Wireless (3)(4)(5)	46.78%
60 months or more of customer tenure with Verizon Wireless (3)(4)(6)	24.42%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(4)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(5)	As a percentage of the aggregate principal balance for Receivables with obligors with 12 months or more, but less than 60 months of customer tenure with Verizon Wireless.
(6)	As a percentage of the aggregate principal balance for Receivables with obligors with 60 months or more of customer tenure with Verizon Wireless.

PART II — OTHER INFORMATION

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the December 21, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 4, 2021

VERIZON OWNER TRUST 2018-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer